Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Restricted Net Assets (Textual)
Restricted net assets	¥ 2,630,106	¥ 2,164,132
Variable Interest Entities [Member]
Restricted Net Assets (Textual)
Restricted net assets		¥ 78,847